Segment Information (Details) - Schedule of key financial performance measures of the segments - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Premium segment [Member]
Segment Information (Details) - Schedule of key financial performance measures of the segments [Line Items]
Revenue	$ 25,664,145	$ 24,715,271
Cost of revenue	(21,863,278)	(18,772,861)
Gross profit	3,800,867	5,942,410
Ad-Supported segment [Member]
Segment Information (Details) - Schedule of key financial performance measures of the segments [Line Items]
Revenue	9,840,247	5,803,085
Cost of revenue	(4,599,359)	(3,573,660)
Gross profit	5,240,888	2,229,425
Consolidated [Member]
Segment Information (Details) - Schedule of key financial performance measures of the segments [Line Items]
Revenue	35,504,392	30,518,356
Cost of revenue	(26,462,637)	(22,346,521)
Gross profit	$ 9,041,755	$ 8,171,835